SUBSEQUENT EVENT	3 Months Ended
Mar. 31, 2022
SUBSEQUENT EVENT

22. SUBSEQUENT EVENT

Subsequent to the three months ending March 31, 2022, the Company signed a forbearance agreement with one of the holders of notes receivable (note 8) to bring the note out of default. Terms of the agreement required the recipient to repay $450,000 upon signing of the agreement, with the balance to be repaid within 90 days of the agreement. As a result, the Company recorded an impairment recovery of $771,260 on the note which was recorded in the condensed consolidated statement of comprehensive loss. Subsequent to March 31, 2022, the $450,000 payment was received.